Condensed Consolidated Interim Statement of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Share Premium	Other Reserves	Treasury Shares	Cumulative Translation Adjustments	Accumulated Losses
Equity, beginning balance at Dec. 31, 2021	$ 166,088	$ 6,445	$ 981,827	$ 102,646	$ (128)	$ 183	$ (924,885)
Loss for the period	(16,661)						(16,661)
Translation adjustment	(158)					(158)
Share of other comprehensive loss in joint venture	0
Other comprehensive loss for the period	(158)					(158)
Total comprehensive loss for the period	(16,819)					(158)	(16,661)
Vestings of RSUs	0		(9)		9
Share-based compensation expense	13,398			13,398
Increase (decrease) through transactions with owners, equity	13,398	0	(9)	13,398	9
Equity, ending balance at Mar. 31, 2022	162,667	6,445	981,818	116,044	(119)	25	(941,546)
Equity, beginning balance at Dec. 31, 2022	88,727	7,312	1,007,452	155,683	(679)	(356)	(1,080,685)
Loss for the period	(59,426)						(59,426)
Translation adjustment	141					141
Share of other comprehensive loss in joint venture	(256)			(256)
Other comprehensive loss for the period	(115)			(256)		141
Total comprehensive loss for the period	(59,541)			(256)		141	(59,426)
Issuance of shares, Deerfield exchange agreement, net of transaction costs			19,600
Vestings of RSUs	0		(23)		23
Issuance of shares, 2022 Employee Stock Purchase Plan	425		414		11
Share-based compensation expense	8,074			8,074
Increase (decrease) through transactions with owners, equity	8,499	0	391	8,074	34
Equity, ending balance at Mar. 31, 2023	$ 37,685	$ 7,312	$ 1,007,843	$ 163,501	$ (645)	$ (215)	$ (1,140,111)